SCHEDULE OF COST FOR OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease cost			$ 398
Short-term lease cost	580	1,357	1,168
Total lease cost	$ 580	$ 1,357	$ 1,566